INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets	The rights are amortized on a straight-line basis over the contract term.

Asset category	Useful lives
Software	3 to 5 years
Licenses and rights	5 to 26 years
Brands and customer relationships	6 to 10 years
Other intangible assets	2 to 25 years
Changes in the carrying amounts of the intangible assets are as follows:

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Cost:
January 1, 2023	1,972.0	652.1	523.3	18.3	3,165.7
Additions from business combinations	8.4	—	—	—	8.4
Additions	0.3	—	160.2	—	160.5
Retirements and disposals	(27.4)	—	(48.3)	—	(75.7)
Other	2.5	—	—	(1.1)	1.4
December 31, 2023	1,955.8	652.1	635.2	17.2	3,260.3
Additions	—	2.0	99.9	—	101.9
Retirements and disposals	—	(153.5)	(32.6)	(8.0)	(194.1)
Reclassifications	—	—	76.4	—	76.4
Other	1.9	—	—	3.6	5.5
December 31, 2024	1,957.7	500.6	778.9	12.8	3,250.0

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Accumulated amortization:
January 1, 2023	(732.3)	(252.7)	(280.0)	(1.6)	(1,266.6)
Amortization	(322.0)	(66.8)	(143.6)	(7.2)	(539.6)
Retirements and disposals	27.4	—	48.3	—	75.7
Other	—	—	—	0.1	0.1
December 31, 2023	(1,026.9)	(319.5)	(375.3)	(8.7)	(1,730.4)
Amortization	(321.7)	(69.0)	(155.0)	(4.2)	(549.9)
Retirements and disposals	—	153.5	32.6	8.0	194.1
Reclassifications	—	—	(65.5)	—	(65.5)
Other	—	—	(13.9)	—	(13.9)
December 31, 2024	(1,348.6)	(235.0)	(577.1)	(4.9)	(2,165.6)

	Brands and customers relationships	Licenses and rights	Software	Other intangible assets	Total
	CHF in millions
Intangible assets subject to amortization, net:
Net carrying amount at 31 December 2023	928.9	332.6	259.9	8.5	1,529.9
Net carrying amount at 31 December 2024	609.1	265.6	201.8	7.9	1,084.4